Key Management Personnel Disclosures - Schedule of Key Management Personnel Compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 296,978	$ 104,574
Total	$ 296,978	$ 104,574